CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 11,672,024	$ 1,676,581	¥ 13,015,225	¥ 6,444,071
Operating cost and expenses:
Cost of revenues	(9,249,474)	(1,328,604)	(10,706,596)	(5,172,842)
Fulfilment	(965,883)	(138,741)	(1,162,051)	(569,410)
Sales and marketing	(1,187,462)	(170,568)	(955,128)	(707,735)
Technology and content	(315,167)	(45,271)	(143,645)	(58,159)
General and administrative	(277,487)	(39,859)	(147,208)	(50,153)
Total operating cost and expenses	(11,995,473)	(1,723,043)	(13,114,628)	(6,558,299)
Other operating income	25,047	3,598
Loss from operations	(298,402)	(42,864)	(99,403)	(114,228)
Financial income, net	121,370	17,434	46,068	11,564
Foreign exchange loss, net	(12,397)	(1,781)	(685)	(7,444)
Change in fair value of warrant liabilities				152
Other non-operating income, net	52,096	7,483	7,048	894
Loss before income tax expense, and equity in income of affiliates, net of tax	(137,333)	(19,728)	(46,972)	(109,062)
Income tax benefit/(expense)	16,720	2,402	(12,346)	3,331
Equity in income/(loss) of affiliates, net of tax	(3,221)	(463)	2,992	7
Net loss	(123,834)	(17,789)	(56,326)	(105,724)
Less: net income attributable to non-controlling interests shareholders	1,928	277	3,362
Net loss attributable to YUNJI INC.	(125,762)	(18,066)	(59,688)	(105,724)
Accretion on convertible redeemable preferred shares to redemption value	(1,532,013)	(220,060)	(2,187,633)	(1,628,656)
Re-designation to Series A convertible redeemable preferred shares from Initial Ordinary Shareholders' contribution, including beneficial conversion feature			(60,796)
Deemed dividend from preferred shareholders			107
Net loss attributable to ordinary shareholders	(1,657,775)	(238,126)	(2,308,010)	(1,734,380)
Net loss	(123,834)	(17,789)	(56,326)	(105,724)
Other comprehensive income
Foreign currency translation adjustment	33,298	4,783	55,565
Total comprehensive loss	(90,536)	(13,006)	(761)	(105,724)
Less: total comprehensive income attributable to non-controlling interests shareholders	1,928	277	3,362
Total comprehensive loss attributable to YUNJI INC.	(92,464)	(13,283)	(4,123)	(105,724)
Net loss attributable to ordinary shareholders	¥ (1,657,775)	$ (238,126)	¥ (2,308,010)	¥ (1,734,380)
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted | shares	1,818,487,917	1,818,487,917	1,165,136,438	1,268,000,000
Net loss per share attributable to ordinary shareholders
—Basic | (per share)	¥ (0.91)	$ (0.13)	¥ (1.98)	¥ (1.37)
—Diluted | (per share)	¥ (0.91)	$ (0.13)	¥ (1.98)	¥ (1.37)
Sales of merchandise, net
Revenues:
Total revenues	¥ 10,548,322	$ 1,515,171	¥ 11,388,425	¥ 5,912,109
Membership program revenue
Revenues:
Total revenues	776,839	111,586	1,552,437	510,818
MarketPlace Revenue
Revenues:
Total revenues	311,914	44,804
Other revenues
Revenues:
Total revenues	¥ 34,949	$ 5,020	¥ 74,363	¥ 21,144